Provisions - Additional Information (Detail) kr in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 SEK (kr)	Dec. 31, 2022 SEK (kr)	Mar. 02, 2023 SEK (kr)	Mar. 02, 2023 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Disclosure of Provisions [line items]
Non-current provisions	kr 3,959			kr 3,959			kr 3,722
Provisions	11,588			11,588			9,504	kr 10,466
United States Department Of Justice [Member]
Disclosure of Provisions [line items]
Complience monitorship expenses	100
Increase (decrease) in other provisions	2,300	$ 220,000,000
Non Adjusting Events After Reporting Period [Member] | United States Department Of Justice [Member]
Disclosure of Provisions [line items]
Agreed fine to be paid					kr 2,200	$ 206,728,848
Restructuring [member]
Disclosure of Provisions [line items]
Non-current provisions	221			221			228
Provisions	669			kr 669			639	1,200
Description of expected timing of outflows, other provisions				1 year
Customer Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	1,878			kr 1,878			1,952
Provisions	3,093			kr 3,093			3,440	3,850
Description of expected timing of outflows, other provisions				4 years
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	524			kr 524
Provisions	722			kr 722			1,231	791
Description of expected timing of outflows, other provisions				2 years
Warranty [member]
Disclosure of Provisions [line items]
Non-current provisions	106			kr 106			754
Provisions	678			kr 678			1,074	987
Description of expected timing of outflows, other provisions				1 year
Other [member]
Disclosure of Provisions [line items]
Non-current provisions	887			kr 887			112
Provisions	5,441			kr 5,441			1,529	1,531
Description of expected timing of outflows, other provisions				1 year
Other [member] | United States Department Of Justice [Member]
Disclosure of Provisions [line items]
Complience monitorship expenses	100
Increase (decrease) in other provisions	2,300
Other [member] | Russia [Member]
Disclosure of Provisions [line items]
Asset impairment and other costs			kr 900
Provision for Share Based Payments
Disclosure of Provisions [line items]
Non-current provisions	343			kr 343			676
Provisions	kr 985			kr 985			kr 1,591	kr 2,107
Description of expected timing of outflows, other provisions				1 year